Document and Entity Information	Sep. 09, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001894630
Document Type	8-K
Document Period End Date	Sep. 09, 2024
Entity Registrant Name	Gores Holdings IX, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41215
Entity Tax Identification Number	86-1593799
Entity Address, Address Line One	6260 Lookout Road
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	(303)
Local Phone Number	531-3100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Third Of One Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-third of one warrant
Trading Symbol	GHIXU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	GHIX
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	GHIXW
Security Exchange Name	NASDAQ